Derivative Financial Instruments and Fair Value Measurement	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments and Fair Value Measurement
Derivative Financial Instruments and Fair Value Measurement
Interest Rates
We maintain an interest rate swaps portfolio with a total notional value of $650 million and all with a maturity date of March 31, 2017 (the “2017 swaps”). We are the counterparty to the financial institutions under these swap agreements and are responsible for any required settlements, and the sole beneficiary of any receipts of funds, pursuant to their terms. We are subject to market risk with respect to changes in the underlying benchmark interest rate that impact the fair value of the interest rate swaps.
The following table summarizes the terms of the interest rate swap agreements as of June 30, 2014:

Fixed Interest Rates	Expiration Date	Notional Amount
		(In thousands)
2.75% to 3.19%	March 31, 2017	$650,000

We have not designated such contracts as hedging instruments; therefore, the interest rate swap agreements are marked-to-market at the end of each reporting period and a derivative asset or liability is recorded on our unaudited condensed consolidated balance sheets. Losses on these contracts were $3.6 million and $4.4 million for the three and six months ended June 30, 2014, respectively. Gains on these contracts were $8.2 million for both the three and six months ended June 30, 2013. Gains and losses are recorded in other expense (income) in our unaudited condensed consolidated statements of income. A summary of these open swap agreements recorded at fair value in our unaudited condensed consolidated balance sheets at June 30, 2014 and December 31, 2013 is included in the table below.
Credit risk under these arrangements is believed to be remote as the counterparties to the interest rate swap agreements are major financial institutions; however, if any of the counterparties to the swap agreements become unable to fulfill their obligation, we may lose any financial benefits of these arrangements.

Commodities
We are exposed to commodity and raw material price fluctuations, including for organic and conventional milk, butterfat, almonds, organic and non-genetically modified (“non-GMO”) soybeans, sweeteners, organic greens and produce, and other commodity costs used in the manufacturing, packaging, and distribution of our products, including utilities, natural gas, resin, and diesel fuel. To secure adequate supplies of materials and bring greater stability to the cost of ingredients and their related manufacturing, packaging, and distribution, we routinely enter into forward purchase contracts and other purchase arrangements with suppliers. Under the forward purchase contracts, we commit to purchasing agreed-upon quantities of ingredients and commodities at agreed-upon prices at specified future dates. The outstanding purchase commitment for these commodities at any point in time typically ranges from one month’s to one year’s anticipated requirements, depending on the ingredient or commodity, but can be longer in limited cases. These contracts are considered normal purchases. In addition to entering into forward purchase contracts, from time to time we may purchase over-the-counter contracts from our qualified financial institutions for commodities associated with the production and distribution of our products. Certain of the contracts offset the risk of increases in our commodity costs and are designated as cash flow hedges when appropriate. These contracts are recorded as an asset or liability in our unaudited condensed consolidated balance sheets at fair value, with an offset to accumulated other comprehensive loss to the extent the hedge is effective. Derivative gains and losses included in other comprehensive income are reclassified into earnings as the underlying transaction occurs. Any ineffectiveness in our commodity hedges is recorded as an adjustment to distribution expense or cost of goods sold, depending on commodity type, in our unaudited condensed consolidated statements of income. There was no material hedge ineffectiveness related to our commodities contracts designated as hedging instruments during the three and six months ended June 30, 2014 and 2013. A summary of our open commodities contracts recorded at fair value in our unaudited condensed consolidated balance sheets at June 30, 2014 and December 31, 2013 is included in the table below.
Although we may utilize forward purchase contracts and other instruments to mitigate the risks related to commodity price fluctuation, such strategies do not fully mitigate commodity price risk. Adverse movements in commodity prices over the terms of the contracts or instruments could decrease the economic benefits we derive from these strategies.
Foreign Currency
Our international operations represented approximately 17.5% and 15.2% of our long-lived assets and net sales, respectively, as of and for the six months ended June 30, 2014. Sales in foreign countries, as well as certain expenses related to those sales, are transacted in currencies other than our reporting currency, the U.S. Dollar. Our foreign currency exchange rate risk is primarily limited to the Euro and the British Pound. We may, from time to time, employ derivative financial instruments to manage our exposure to fluctuations in foreign currency rates related to the purchase of raw materials. These contracts are recorded as an asset or liability in our unaudited condensed consolidated balance sheets at fair value, with an offset to accumulated other comprehensive loss to the extent the hedge is effective. Derivative gains and losses included in other comprehensive income are reclassified into earnings as the underlying transaction occurs. Any ineffectiveness in our foreign currency exchange hedges is recorded as an adjustment to cost of goods sold in our unaudited condensed consolidated statements of income. There was no material hedge ineffectiveness related to our foreign currency exchange contracts designated as hedging instruments during the three and six months ended June 30, 2014 and 2013.

Fair Value - Derivatives
As of June 30, 2014 and December 31, 2013, derivatives recorded at fair value in our unaudited condensed consolidated balance sheets were as follows:

	Derivative assets		Derivative liabilities
	June 30, 2014	December 31, 2013	June 30, 2014	December 31, 2013
	(In thousands)
Derivatives designated as Hedging Instruments
Foreign currency contracts - current (1)	$—	$—	$297	$634
Commodities contracts - current (1)	334	1,162	—	—
Derivatives not designated as Hedging Instruments
Interest rate swap contracts - current (1)	—	—	18,486	18,255
Interest rate swap contracts - noncurrent (2)	—	—	21,481	26,667
Total derivatives	$334	$1,162	$40,264	$45,556

(1)
Derivative assets and liabilities that have settlement dates equal to or less than 12 months from the respective balance sheet date were included in prepaid expenses and other current assets and accounts payable and accrued expenses, respectively, in our unaudited condensed consolidated balance sheets.

(2)
Derivative liabilities that have settlement dates greater than 12 months from the respective balance sheet date were included in other long-term liabilities in our unaudited condensed consolidated balance sheets.

Gains and losses on derivatives designated as cash flow hedges reclassified from accumulated other comprehensive loss into income for the three and six months ended June 30, 2014 and 2013 were as follows:

	Three months ended June 30,		Six months ended June 30,
	2014	2013	2014	2013
	(In thousands)
(Gains)/losses on foreign currency contracts (1)	$148	$194	$308	$116
(Gains)/losses on commodities contracts (2)	(354)	131	(1,177)	131

(1)	Recorded in cost of goods sold in our unaudited condensed consolidated statements of income.

(2)	Recorded in distribution expense or cost of goods sold, depending on commodity type, in our unaudited condensed consolidated statements of income.
Based on current exchange rates and commodity prices, we estimate that $0.3 million of hedging activity related to our foreign currency contracts and $0.3 million of hedging activity related to our commodities contracts will be reclassified from accumulated other comprehensive loss into income within the next 12 months.
Fair Value Measurements
Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering assumptions, we follow a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

•	Level 1 — Quoted prices for identical instruments in active markets.

•
Level 2 — Quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model-derived valuations, in which all significant inputs are observable in active markets.

•	Level 3 — Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

A summary of our assets and liabilities measured at fair value on a recurring basis and the basis for that measurement according to the levels in the fair value hierarchy as of June 30, 2014 and December 31, 2013 is as follows:

	Fair value as of June 30, 2014	Level 1	Level 2	Level 3
	(In thousands)
Assets:
Cash equivalents	$11,145	$11,145	$—	$—
Supplemental Executive Retirement Plan investments	1,791	1,791	—	—
Commodities contracts	334	—	334	—
Deferred compensation investments	4,274	—	4,274	—
	$17,544	$12,936	$4,608	$—
Liabilities:
Foreign currency contracts	$297	$—	$297	$—
Interest rate swap contracts	39,967	—	39,967	—
	$40,264	$—	$40,264	$—

	Fair value as of December 31, 2013	Level 1	Level 2	Level 3
	(In thousands)
Assets:
Cash equivalents	$11,617	$11,617	$—	$—
Supplemental Executive Retirement Plan investments	1,790	1,790	—	—
Commodities contracts	1,162	—	1,162	—
Deferred compensation investments	4,637	—	4,637	—
	$19,206	$13,407	$5,799	$—
Liabilities:
Foreign currency contracts	$634	$—	$634	$—
Interest rate swap contracts	44,922	—	44,922	—
	$45,556	$—	$45,556	$—

The fair value of our interest rate swaps is determined based on the notional amounts of the swaps and the forward LIBOR curve relative to the fixed interest rates under the swap agreements. The fair value of our commodities contracts is based on the quantities and fixed prices under the agreements and quoted forward commodity prices. The fair value of our foreign currency contracts is based on the notional amounts and rates under the contracts and observable market forward exchange rates. We classify these instruments in Level 2 because quoted market prices can be corroborated utilizing observable benchmark market rates at commonly quoted intervals and observable market transactions of spot currency rates, forward currency prices and the forward LIBOR curve. We did not significantly change our valuation techniques from prior periods.
The Supplemental Executive Retirement Plan (“SERP”) investments are primarily invested in money market funds and are held at fair value. We classify these assets as Level 1 as fair value can be corroborated based on quoted market prices for identical instruments in active markets. Changes in the fair value are recorded in general and administrative expense in our condensed consolidated statements of income.
The deferred compensation investment is primarily invested in mutual funds and is held at fair value. We classify these assets as Level 2 as fair value can be corroborated based on quoted market prices for identical or similar instruments in markets that are not active. Changes in the fair value are recorded in general and administrative expense in our condensed consolidated statements of income.
Due to their near-term maturities, the carrying amounts of trade accounts receivable and accounts payable are considered equivalent to fair value. In addition, because the interest rates on our senior secured credit facilities are variable, their fair values approximate their carrying values.

Derivative Financial Instruments and Fair Value Measurement
Interest Rates
In connection with our initial public offering, on October 31, 2012, Dean Foods novated to us certain of its interest rate swaps (the “2017 swaps”) with a notional value of $650 million and a maturity date of March 31, 2017. We are now the sole counterparty to the financial institutions under these swap agreements and are directly responsible for any required future settlements, and the sole beneficiary of any future receipts of funds, pursuant to their terms. We are subject to market risk with respect to changes in the underlying benchmark interest rate that impact the fair value of the interest rate swaps.
The following table summarizes the terms of the interest rate swap agreements as of December 31, 2013:

Fixed Interest Rates	Expiration Date	Notional Amount
		(In thousands)
2.75% to 3.19%	March 31, 2017	$650,000

We have not designated such contracts as hedging instruments; therefore, the interest rate swap agreements are marked to market at the end of each reporting period and a derivative asset or liability is recorded on our consolidated balance sheet. Gains on these contracts were $3.4 million for the year ended December 31, 2013 and losses on these contracts were $1.2 million for the year ended December 31, 2012. Gains and losses are recorded in other (income) expense in our consolidated statements of operations. A summary of these open swap agreements recorded at fair value in our consolidated balance sheets at December 31, 2013 and 2012 is included in the table below.
Credit risk under these arrangements is believed to be remote as the counterparties to the interest rate swap agreements are major financial institutions; however, if any of the counterparties to the swap agreements become unable to fulfill their obligation, we may lose the financial benefits of these arrangements.
Commodities
We are exposed to commodity price fluctuations, including for organic and conventional milk, butterfat, almonds, organic and non-genetically modified (“non-GMO”) soybeans, sweeteners, and other commodity costs used in the manufacturing, packaging, and distribution of our products, including utilities, natural gas, resin, and diesel fuel. To secure adequate supplies of materials and bring greater stability to the cost of ingredients and their related manufacturing, packaging, and distribution, we routinely enter into forward purchase contracts and other purchase arrangements with suppliers. Under the forward purchase contracts, we commit to purchasing agreed-upon quantities of ingredients and commodities at agreed-upon prices at specified future dates. The outstanding purchase commitment for these commodities at any point in time typically ranges from one month’s to one year’s anticipated requirements, depending on the ingredient or commodity, but can be longer in limited cases. These contracts are considered normal purchases.
In addition to entering into forward purchase contracts, from time to time we may purchase over-the-counter contracts from our qualified financial institutions for commodities associated with the production and distribution of our products. Certain of the contracts offset the risk of increases in our commodity costs and are designated as cash flow hedges when appropriate. These contracts are recorded as an asset or liability in our consolidated balance sheets at fair value, with an offset to accumulated other comprehensive income (loss) to the extent the hedge is effective. Derivative gains and losses included in other comprehensive income are reclassified into earnings as the underlying transaction occurs. Any ineffectiveness in our commodity hedges is recorded as an adjustment to distribution expense or cost of sales, depending on commodity type, in our consolidated statements of operations. There was no material hedge ineffectiveness related to our commodities contracts designated as hedging instruments during the years ended December 31, 2013 and 2012. A summary of our open commodities contracts recorded at fair value in our consolidated balance sheets at December 31, 2013 and 2012 is included in the table below.
Although we may utilize forward purchase contracts and other instruments to mitigate the risks related to commodity price fluctuation, such strategies do not fully mitigate commodity price risk. Adverse movements in commodity prices over the terms of the contracts or instruments could decrease the economic benefits we derive from these strategies.
Foreign Currency
Our international operations represented approximately 24% and 16% of our long-lived assets and net sales, respectively, as of and for the year ended December 31, 2013. Sales in foreign countries, as well as certain expenses related to those sales, are transacted in currencies other than our reporting currency, the U.S. Dollar. Our foreign currency exchange rate risk is primarily limited to the Euro and the British Pound. We may, from time to time, employ derivative financial instruments to manage our exposure to fluctuations in foreign currency rates or enter into forward currency exchange contracts to hedge our net investment and intercompany payable or receivable balances in foreign operations. These contracts are recorded as an asset or liability in our consolidated balance sheets at fair value, with an offset to accumulated other comprehensive income to the extent the hedge is effective. Derivative gains and losses included in other comprehensive income are reclassified into earnings as the underlying transaction occurs. Any ineffectiveness in our foreign currency exchange hedges is recorded as an adjustment to cost of sales in our consolidated statements of operations. There was no material hedge ineffectiveness related to our foreign currency exchange contracts designated as hedging instruments during the years ended December 31, 2013, 2012 and 2011.
During the second quarter of 2012, we repatriated approximately €55.0 million ($71.0 million) from our foreign operations to Dean Foods. We entered into forward contracts to purchase $71 million to mitigate potential currency fluctuations as we took steps to mobilize these funds. These derivative instruments were not designated as hedging instruments, and changes in fair value of the instruments were recognized immediately in other operating (income) expense in our audited consolidated statements of operations. We recognized a net gain of $0.6 million related to these instruments during the year ended December 31, 2012. These gains were substantially offset by foreign currency losses related to an intercompany note that was repaid as part of the cash repatriation transaction. The proceeds of the 2012 repatriation were used for Dean Foods debt service and does not change our 2013 assertion to permanently reinvest our foreign earnings.
As of December 31, 2013 and 2012, derivatives recorded at fair value in our consolidated balance sheets were as follows:

	December 31,
	Derivative assets		Derivative liabilities
	2013	2012	2013	2012
	(In thousands)
Derivatives designated as Hedging Instruments
Foreign currency contracts — current(1)	$—	$—	$634	$489
Commodities contracts — current(1)	1,162	—	—	—
Derivatives not designated as Hedging Instruments
Interest rate swap contracts — current(1)	—	—	18,255	18,262
Interest rate swap contracts — noncurrent(2)	—	—	26,667	48,669
Total derivatives	$1,162	$—	$45,556	$67,420
___________________________

(1)
Derivative assets and liabilities that have settlement dates equal to or less than 12 months from the respective balance sheet date were included in prepaid expenses and other current assets and accounts payable and accrued expenses, respectively, in our consolidated balance sheets.

(2)	Derivative liabilities that have settlement dates greater than 12 months from the respective balance sheet date were included in other long-term liabilities in our consolidated balance sheets.
Gains and losses on derivatives designated as cash flow hedges reclassified from accumulated other comprehensive income into income were as follows:

	Year ended December 31 ,
	2013	2012	2011
	(In thousands)
(Gains)/losses on foreign currency contracts(1)	$358	$(320)	$101
(Gains)/losses on commodities contracts(2)	1,031	—	—
___________________________

(1)	Recorded in cost of sales in our consolidated statements of operations.

(2)	Recorded in distribution expense or cost of sales, depending on commodity type, in our consolidated statements of operations.
Based on current exchange rates we estimate that $0.6 million of hedging activity related to our foreign currency contracts and $1.2 million of hedging activity related to our commodities contracts will be reclassified from accumulated other comprehensive income into income within the next 12 months.
Fair Value Measurements
Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering assumptions, we follow a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

•	Level 1 — Quoted prices for identical instruments in active markets.

•
Level 2 — Quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations, in which all significant inputs are observable in active markets.

•	Level 3 — Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.
A summary of our derivative assets and liabilities measured at fair value on a recurring basis as of December 31, 2013 and 2012 is as follows:

	Fair value as of
	December 31, 2013	Level 1	Level 2	Level 3
	(In thousands)
Asset — Commodities contracts	$1,162	$—	$1,162	$—
Liability — Foreign currency contracts	634	—	634	—
Liability — Interest rate swap contracts	44,922	—	44,922	—

	Fair value as of
	December 31, 2012	Level 1	Level 2	Level 3
	(In thousands)
Asset — Commodities contracts	$—	$—	$—	$—
Liability — Foreign currency contracts	489	—	489	—
Liability — Interest rate swap contracts	66,931	—	66,931	—

The fair value of our interest rate swaps is determined based on the notional amounts of the swaps and the forward LIBOR curve relative to the fixed interest rates under the swap agreements. The fair value of our commodities contracts is based on the quantities and fixed prices under the agreements and quoted forward commodity prices. The fair value of our foreign currency contracts is based on the notional amounts and rates under the contracts and observable market forward exchange rates. We classify these instruments in Level 2 because quoted market prices can be corroborated utilizing observable benchmark market rates at commonly quoted intervals and observable market transactions of spot currency rates and forward currency prices. We did not significantly change our valuation techniques from prior periods.
Our assets and liabilities recorded at fair value on a recurring basis include cash equivalent money market funds. Due to their near-term maturities, the carrying amounts of trade accounts receivable and accounts payable are considered equivalent to fair value. In addition, because the interest rates on our senior secured credit facilities are variable, their fair values approximate their carrying values. The following table presents a summary of the recurring fair value measurements as of December 31, 2013:

	Fair value as of
	December 31, 2013	Level 1	Level 2	Level 3
	(In thousands)
Cash equivalent money market funds	$11,617	$11,617	$—	$—
The following table presents a summary of the recurring fair value measurement as of December 31, 2012:

	Fair value as of
	December 31, 2012	Level 1	Level 2	Level 3
	(In thousands)
Cash equivalent money market funds	$13,028	$13,028	$—	$—

At December 31, 2013, our qualified pension plan investments are comprised of insurance contracts, and the guaranteed premiums are invested in the general assets of the insurance company. The funding policy is to contribute assets at least equal in amount to regulatory minimum requirements. Funding is based on legal requirements, tax considerations, and investment opportunities. See Note 15 “Employee Retirement Plans.” The following table present a summary of the fair values of category by inputs as of December 31, 2013 were as follows:

	Fair value as of
	December 31, 2013	Level 1	Level 2	Level 3
	(In thousands)
Other Investments:
Insurance Contracts	$11,731	$—	$—	$11,731
Total	$11,731	$—	$—	$11,731
The fair values by category of inputs as of December 31, 2012 were as follows:

	Fair value as of
	December 31, 2012	Level 1	Level 2	Level 3
	(In thousands)
Other Investments:
Insurance Contracts	$9,819	$—	$—	$9,819
Total	$9,819	$—	$—	$9,819

We sponsor two deferred compensation plans, Pre-2005 Executive Deferred Compensation Plan and Post-2004 Executive Deferred Compensation Plan, under which certain employees with a base compensation of $150,000 may elect to defer receiving payment for a portion of their salary and bonus until periods after their respective retirements or upon separation from service. See Note 15 “Employee Retirement Plans.” The assets related to this plan are primarily invested in money mutual funds and are held at fair value. We classify these assets as Level 2 as fair value can be corroborated based on quoted market prices for identical or similar instruments in markets that are not active. Changes in the fair value are recorded in general and administrative expense in our consolidated statements of operations. The following table presents a summary of the Deferred Compensation Plan assets measured at fair value on a recurring basis as of December 31, 2013:

	Fair value as of
	December 31, 2013	Level 1	Level 2	Level 3
	(In thousands)
Mutual Funds	$4,637	$—	$4,637	$—

Additionally, we maintain a Supplemental Executive Retirement Plan (“SERP”), which is a nonqualified deferred compensation arrangement for our executive officers and other employees earning compe`nsation in excess of the maximum compensation that can be taken into account with respect to our 401(k) plan. The SERP is designed to provide these employees with retirement benefits from us that are equivalent, as a percentage of total compensation, to the benefits provided to other employees. The assets related to this plan are primarily invested in money market funds and are held at fair value. We classify these assets as Level 1 as fair value can be corroborated based on quoted market prices for identical instruments in active markets. Changes in the fair value are recorded in general and administrative expense in our consolidated statements of operations. The following table presents a summary of the SERP assets measured at fair value on a recurring basis as of December 31, 2013:

	Fair value as of
	December 31, 2013	Level 1	Level 2	Level 3
	(In thousands)
Money Market	$1,790	$1,790	$—	$—
The following table presents a summary of the SERP assets measured at fair value on a recurring basis as of December 31, 2012:

	Fair value as of
	December 31, 2012	Level 1	Level 2	Level 3
	(In thousands)
Money Market	$1,836	$1,836	$—	$—